Earnings per Unit and Cash Distributions - Additional Information (Details) - shares	3 Months Ended				6 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2019
Series A Preferred Stock
Distribution Made to Limited Partner
Potentially dilutive preferred units					3,750,000
IDR Holders | Maximum
Distribution Made to Limited Partner
Required percentage of operating surplus distribution	48.00%	48.00%	48.00%	48.00%
Common Units | Public
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding	24,036,226				24,036,226
Common Units | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding	8,567,500				8,567,500
Public | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest					73.50%
KNOT | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest					26.20%
KNOT | KNOT
Distribution Made to Limited Partner
Number of general partner units outstanding	615,117				615,117
KNOT | Common Units | KNOT
Distribution Made to Limited Partner
Number of common units and subordinated units outstanding	90,368				90,368
KNOT | Partnership
Distribution Made to Limited Partner
Percentage of limited partner interest					0.30%
Percentage of general partner interest					1.85%